Vanguard 500 Index Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.71%	14.26%	14.66%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.40%	13.90%	14.23%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.67%	11.38%	12.24%